Commitments and Contingencies Warranty and Extended Warranty (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Deferred Costs, Service Revenue	$ 99,000	$ 154,000
Product Warranty Liability [Line Items]
Deferred revenue extended warranties, current	414,000
Deferred revenue extended warranties, noncurrent	114,000
Deferred revenue [Member]
Product Warranty Liability [Line Items]
Deferred Revenue, period start	739,000
Standard and Extended Product Warranty Accrual, Decrease for Payments	(491,000)
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued	280,000
Standard and Extended Product Warranty Accrual, Increase (Decrease) for Preexisting Warranties	0
Deferred Revenue, period end	$ 528,000